UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL    May 12, 1999

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 129

Form 13F Information Table Value Total: $110,135,557

List of Other Included Managers:
             Monetta Fund


Monetta Financial Services,
Inc.
FORM 13F                                                      Invet-
March 31, 1999                                                ment
                            Title                             Discre-         Voting
                            of               Market           tion            Authority
Security                    Class  CUSIP      Value Quantity  Sole   Managers Sole
                                             ('000)
99 Cents Only Stores        COM    65440k106    849    20000  x                20000
AHL Services, Inc.          COM    001296102    769    37500  x                37500
ALPharma, Inc. - CL A       COM    020813101    785    20000  x                20000
APAC Teleservices, Inc.     COM    00185E106    768   229600  x               229600
ATMI, Inc.                  COM    00207R101    444    22200  x                22200
Abacus Direct Corp.         COM    002553105    410     5000  x                 5000
Abercrombie & Fitch Co. -   COM    002896207    368     4000  x                 4000
CL A
Actel Corp.                 COM    004934105    247    15000  x                15000
Acxiom Corp.                COM    005125109   1537    58000  x                58000
Adelphia Communications -   COM    006848105    945    15000  x                15000
Cl A
Aeroflex, Inc.              COM    007768104   3771   264654  x               264654
Aflac, Inc.                 COM    001055102    544    10000  x                10000
America Online, Inc.        COM    02364J104    730     5000  x                 5000
Ames Department Stores,     COM    030789507    984    26500  x                26500
Inc.
Antec Corp.                 COM    03664P105    516    24000  x                24000
Apex PC Solutions, Inc.     COM    037945102    801    57500  x                57500
Applied Power, Inc. - CL A  COM    038225108    491    18000  x                18000
At Home Corporation-Ser. A  COM    045919107   2048    13000  x                13000
Avis Rent A Car, Inc.       COM    053790101   1342    48455  x                48455
Bergen Brunswig Corp.       COM    083739102    200    10000  x                10000
Best Buy Company, Inc.      COM    086516101    468     9000  x                 9000
Biogen, Inc.                COM    090597105    457     4000  x                 4000
Bottomline Technologies,    COM    101388106    957    15000  x                15000
Inc.
Brightpoint, Inc.           COM    109473108    460    77965  x                77965
C-Cube MicroSystems, Inc.   COM    125015107    396    20000  x                20000
CSG Systems Int'l, Inc.     COM    126349109   1262    32000  x                32000
CSK Auto Corporation        COM    125965103    719    24000  x                24000
Carey International, Inc.   COM    141750109   1456    89570  x                89570
Catalina Marketing Corp.    COM    148867104   1288    15000  x                15000
Celestial Seasonings, Inc.  COM    151016102    757    35000  x                35000
Ceridian Corp.              COM    15677T106    293     8000  x                 8000
Citigroup, Inc.             COM    172967101    479     7500  x                 7500
Citrix Systems, Inc.        COM    177376100    305     8000  x                 8000
Clear Channel               COM    184502102    537     8000  x                 8000
Communications
Comverse Technology, Inc.   COM    205862402    340     4000  x                 4000
Conseco, Inc.               COM    208464107    309    10000  x                10000
Consolidated Graphics, Inc. COM    209341106   4302    74500  x                74500
Covad Communications Group  COM    222814204    329     5000  x                 5000
Inc
D & K Healthcare Resources, COM    232861104   3777   152592  x               152592
Inc.
Dayton Hudson Corp.         COM    239753106    400     6000  x                 6000
Dialogic Corp.              COM    252499108    458    15000  x                15000
Diamond Offshore Drilling,  COM    25271C102    791    25000  x                25000
Inc.
Dollar Tree Stores, Inc.    COM    256747106    217     7000  x                 7000
Donaldson Lufkin &          COM    257661108    209     3000  x                 3000
Jenrette, Inc.
Dycom Industries, Inc.      COM    267475101   1740    40000  x                40000
E*Trade Group, Inc.         COM    269246104   2016    34575  x                34575
Earthgrains Co.             COM    270319106    444    20000  x                20000
Echostar Communications -   COM    278762109    245     3000  x                 3000
CL A
Excite, Inc.                COM    300904109    421     3010  x                 3010
Expeditors Int'l of         COM    302130109   1998    37000  x                37000
Washington, Inc.
F.Y.I., Inc.                COM    302712104   1728    54000  x                54000
FDX Corporation             COM    31304n107    371     4000  x                 4000
FPIC Insurance Group, Inc.  COM    302563101    872    21000  x                21000
Factset Research Systems,   COM    303075105    649    15000  x                15000
Inc.
FirstService Corp.          COM    33761N109   1176    90000  x                90000
Fiserv, Inc.                COM    337738108    375     7000  x                 7000
Galileo Int'l, Inc.         COM    363547100    484    10000  x                10000
Genzyme Corp.               COM    372917104    252     5000  x                 5000
Goody's Family Clothing,    COM    382588101    237    17000  x                17000
Inc.
Home Depot, Inc.            COM    437076102    342     5500  x                 5500
Home Products Int'l, Inc.   COM    437305105   1097   120255  x               120255
Int'l Business Machines     COM    459200201    532     3000  x                 3000
Corp.
Intel Corp.                 COM    458140100    357     3000  x                 3000
Intimate Brands, Inc.       COM    461156101    481    10000  x                10000
Intuit, Inc.                COM    461202103    254     2500  x                 2500
Jabil Circuit, Inc.         COM    466313103    243     6000  x                 6000
Jones Lang LaSalle , Inc.   COM    48020Q107   1230    41000  x                41000
Jones Pharma, Inc.          COM    480236108   1523    43815  x                43815
Just For Feet, Inc.         COM    48213P106   1000    80000  x                80000
Knight/Trimark Group, Inc.  COM    499067106   1126    16800  x                16800
- CL A
Kulicke & Soffa Industries, COM    501242101    505    20000  x                20000
Inc.
L-3 Communications          COM    502424104    555    12000  x                12000
Holdings, Inc.
Legato Systems, Inc.        COM    524651106    413     8000  x                 8000
Linear Technology Corp.     COM    535678106    205     4000  x                 4000
Lucent Technologies, Inc.   COM    549463107    431     4000  x                 4000
Lycos Inc.                  COM    550818108    258     3000  x                 3000
MAXIMUS, Inc.               COM    577933104   1650    56650  x                56650
MCI Worldcom, Inc.          COM    55268b106    531     6000  x                 6000
MedQuist, Inc.              COM    584949101   1436    47868  x                47868
Medicis Pharmaceutical      COM    584690309   2909    96957  x                96957
Corp-CL A
Medimmune, Inc.             COM    584699102    710    12000  x                12000
Merrill Lynch & Co., Inc.   COM    590188108    531     6000  x                 6000
Metro Networks, Inc.        COM    591918107   2310    42000  x                42000
Metzler Group, Inc.         COM    592903108    690    22000  x                22000
Microsoft Corp.             COM    594918104    305     3400  x                 3400
NCR Corporation             COM    62886e108    250     5000  x                 5000
Nike, Inc. - CL B           COM    654106103    231     4000  x                 4000
Novell, Inc.                COM    670006105    252    10000  x                10000
Novellus Systems, Inc.      COM    670008101   1202    21800  x                21800
Outback Steakhouse, Inc.    COM    689899102   2211    67500  x                67500
PSINet, Inc.                COM    74437c101    341     8000  x                 8000
Performance Food Group Co.  COM    713755106   1562    59500  x                59500
Progress Software Corp.     COM    743312100    410    12000  x                12000
QRS Corp.                   COM    74726X105   1345    21500  x                21500
Qlogic Corp.                COM    747177101    940    14000  x                14000
Qualcomm, Inc.              COM    747525103    373     3000  x                 3000
Quanta Services, Inc.       COM    74762e102   2167    85200  x                85200
Qwest Communications Int'l  COM    749121109    721    10000  x                10000
SPS Technologies, Inc.      COM    784626103   1766    45000  x                45000
Safeguard Scientifics, Inc. COM    786449108    929    13700  x                13700
Sanmina Corp.               COM    800907107   2155    33800  x                33800
Sawtek, Inc.                COM    805468105    338    10000  x                10000
ScanSource, Inc.            COM    806037107    894    50000  x                50000
Schawk, Inc.                COM    806373106    693    71100  x                71100
Schlumberger Ltd.           COM    806857108    271     4500  x                 4500
Seagate Technology, Inc.    COM    811804103    407    13760  x                13760
Snyder Communications, Inc. COM    832914105    279    10000  x                10000
Solectron Corp.             COM    834182107    340     7000  x                 7000
Spartech Corp.              COM    847220209   1650    80000  x                80000
Sportsline USA, Inc.        COM    848934105    913    20000  x                20000
Sterling Commerce, Inc.     COM    859205106    646    21000  x                21000
Superior Telecom, Inc.      COM    868365107    590    31250  x                31250
Synopsys                    COM    871607107    215     4000  x                 4000
The Bisys Group, Inc.       COM    055472104    608    10800  x                10800
The Men's Warehouse, Inc.   COM    587118100    578    20000  x                20000
Tommy Hilfiger Corp.        COM    G8915Z102    241     3500  x                 3500
U.S. Foodservice            COM    90331R101    233     5000  x                 5000
USWeb Corp.                 COM    917327108   1031    25000  x                25000
Unisys Corporation          COM    909214108    277    10000  x                10000
United Int'l Holdings-Cl A  COM    910734102    392     9000  x                 9000
VDI Media                   COM    917916108    435    78154  x                78154
Valassis Communications,    COM    918866104   1811    35000  x                35000
Inc.
Verio, Inc.                 COM    923433106   1821    39490  x                39490
Vestcom Int'l, Inc.         COM    924904105    834   171174  x               171174
Vitesse Semiconductor Corp. COM    928497106   1164    23000  x                23000
Wal Mart Stores             COM    931142103    415     4500  x                 4500
Waste Industries, Inc.      COM    941058109   1200    80000  x                80000
Watson Pharmaceuticals,     COM    942683103    530    12000  x                12000
Inc.
Yahoo!Inc.                  COM    984332106    337     2000  x                 2000